Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net income (loss)	$ (10,730,722)	$ 220,643	$ 454,415
Adjustment to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation of property, plant and equipment	36,381	179,103	187,259
Depreciation of right-of-use assets – finance lease	34,039	38,116	41,112
Operating lease expenses	633,801	1,165,859	1,109,009
Gain of early termination of finance lease		(12,832)
Deferred tax expenses	(20,591)	(54,206)	(1,904)
(Reversal) provision of current expected credit loss of accounts receivables	164,498	243,229	(176,170)
Share-based compensation expenses	6,355,000
Change of deferred offering cost	511,834	273,135
Change in operating assets and liabilities:
Accounts receivable, net	1,307,899	(2,019,612)	(626,948)
Contract assets			61,280
Deposits, prepayment and other receivables	13,534	(145,688)	71,921
Account payables	(1,268,184)	2,626,443	(569,287)
Lease liabilities – operating lease	(633,404)	(1,169,138)	(1,112,698)
Accruals and other current liabilities	209,425	(177)	(9,915)
Income taxes payable	(28,651)	89,657	(1,915,170)
Cash (used in) provided by operating activities	(3,415,141)	1,434,532	(2,487,096)
Investing activities
Purchase of property, plant and equipment	(54,487)
(Payment) collection of loan receivable		218,109	(218,109)
Cash (used in) provided by investing activities	(54,487)	218,109	(218,109)
Financing activities
Principal payment of finance lease liabilities	(30,796)	(33,002)	(40,235)
Advances to shareholder and director		(813,381)	(1,550,282)
Repayment from directors	270,386		1,340,041
Proceeds from related party		895,584	935,107
Repayment of loan from related party	(2,430,691)
Net proceeds from initial public offering	4,983,761
Payment of offering costs	(167,666)	(605,512)	(896,708)
Proceeds from bank overdraft	126,099	27,068,182	14,178,849
Repayment of bank overdraft		(27,411,893)	(13,243,931)
Proceeds from bank loan	1,923,075	897,436
Repayment of bank loan	(897,435)	(1,282,051)	(220,459)
Cash provided by (used in) financing activities	3,776,733	(1,284,637)	502,382
Net change in cash and cash equivalents, and restricted cash	307,105	368,004	(2,202,823)
Cash and cash equivalents, and restricted cash as of the beginning of the year	659,320	291,316	2,494,139
Cash and cash equivalents, and restricted cash as of the end of the year	966,425	659,320	291,316
Supplemental Schedule of Non-Cash Investing and Financing Activities
Cash paid for interest	(58,263)	(98,026)	(77,274)
Cash paid for income tax	(28,648)	(138,745)	(1,963,045)
Refundable deposit for acquisition of a subsidiary settled through amounts due from related parties	512,821
Dividend declared offset against due from shareholder and director			5,993,590
Deferred offering costs within accruals and other current liabilities		99,615	600,000
Right-of-use assets obtained in exchange for new operating lease liabilities	648,813	603,434	49,442
Right-of-use assets obtained in exchange for new finance lease liabilities		$ 172,170